UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-5867

                       Oppenheimer New Jersey Municipal Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
                    (Address of principal executive offices)
                                                              (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


             Registrant's telephone number, including area code: (303) 768-3200
                                                                 --------------

             Date of fiscal year end: July 31

             Date of reporting period:  August 1, 2003 - January 31, 2004



ITEM 1.  REPORTS TO STOCKHOLDERS.

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  January 31, 2004 / Unaudited
--------------------------------------------------------------------------------

PRINCIPAL                                                                                                  MARKET VALUE
   AMOUNT                                                                          COUPON      MATURITY      SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------
 MUNICIPAL BONDS AND NOTES--105.0%
-----------------------------------------------------------------------------------------------------------------------
 NEW JERSEY--89.4%
$ 1,795,000   Camden County Improvement Authority
              (Cooper Health System)                                                6.000%   02/15/2027     $ 1,891,176
-----------------------------------------------------------------------------------------------------------------------
     80,000   Essex County Improvement Authority                                    6.800    11/01/2021          81,744
-----------------------------------------------------------------------------------------------------------------------
     20,000   Gloucester County Improvement Authority
              (Governmental Leasing Program)                                        5.900    04/01/2007          20,369
-----------------------------------------------------------------------------------------------------------------------
      5,000   Gloucester County Utilities Authority                                 5.125    01/01/2013           5,014
-----------------------------------------------------------------------------------------------------------------------
    845,000   Higher Education Student Assistance Authority
              Student Loan                                                          6.000    06/01/2015         902,874
-----------------------------------------------------------------------------------------------------------------------
  3,755,000   Hudson County Improvement Authority (Koppers Site)                    6.125    01/01/2029       3,699,126
-----------------------------------------------------------------------------------------------------------------------
  1,000,000   Hudson County Solid Waste Improvement Authority                       6.000    01/01/2029         979,070
-----------------------------------------------------------------------------------------------------------------------
     10,000   Hudson Improvement Authority                                          6.625    08/01/2025          10,247
-----------------------------------------------------------------------------------------------------------------------
  4,000,000   Middlesex County Pollution Control Authority
              (Amerada Hess Corp.)                                                  7.875    06/01/2022       4,152,480
-----------------------------------------------------------------------------------------------------------------------
     20,000   Middletown Township Hsg. Authority (Alice V. Tomaso)                  6.000    02/01/2016          20,157
-----------------------------------------------------------------------------------------------------------------------
     35,000   New Brunswick Hsg. & Urban Devel. Authority                           5.500    08/01/2011          35,811
-----------------------------------------------------------------------------------------------------------------------
    135,000   NJ EDA (American Airlines)                                            7.100    11/01/2031         105,982
-----------------------------------------------------------------------------------------------------------------------
    100,000   NJ EDA (Cadbury at Cherry Hill)                                       5.500    07/01/2018         104,582
-----------------------------------------------------------------------------------------------------------------------
  5,985,000   NJ EDA (Continental Airlines)                                         6.250    09/15/2019       5,427,557
-----------------------------------------------------------------------------------------------------------------------
     85,000   NJ EDA (Continental Airlines)                                         6.250    09/15/2029          75,113
-----------------------------------------------------------------------------------------------------------------------
  2,020,000   NJ EDA (Continental Airlines)                                         6.400    09/15/2023       1,830,746
-----------------------------------------------------------------------------------------------------------------------
  3,500,000   NJ EDA (Continental Airlines)                                         9.000    06/01/2033       3,876,145
-----------------------------------------------------------------------------------------------------------------------
    100,000   NJ EDA (Courthouse Convalescent Center)                               8.700    02/01/2014         100,105
-----------------------------------------------------------------------------------------------------------------------
    100,000   NJ EDA (Devereux Foundation)                                          5.450    05/01/2027         106,544
-----------------------------------------------------------------------------------------------------------------------
     50,000   NJ EDA (Elizabethtown Water Company)                                  5.600    12/01/2025          52,028
-----------------------------------------------------------------------------------------------------------------------
 15,000,000   NJ EDA (Fairleigh Dickinson University), Series D                     6.000    07/01/2025      15,500,250
-----------------------------------------------------------------------------------------------------------------------
    255,000   NJ EDA (Hackensack Water Company)                                     5.800    03/01/2024         260,896
-----------------------------------------------------------------------------------------------------------------------
     25,000   NJ EDA (Hackensack Water Company)                                     5.900    03/01/2024          25,533
-----------------------------------------------------------------------------------------------------------------------
  2,000,000   NJ EDA (Jersey Central Power & Light)                                 7.100    07/01/2015       2,095,400
-----------------------------------------------------------------------------------------------------------------------
  2,500,000   NJ EDA (Kaplowski Road Landfill)                                      6.500    04/01/2031       2,726,750
-----------------------------------------------------------------------------------------------------------------------
  1,000,000   NJ EDA (Masonic Charity Foundation of NJ)                             5.500    06/01/2031       1,062,550
-----------------------------------------------------------------------------------------------------------------------
    750,000   NJ EDA (Masonic Charity Foundation of NJ)                             6.000    06/01/2025         835,140
-----------------------------------------------------------------------------------------------------------------------
     20,000   NJ EDA (Middlesex Water Company)                                      5.250    10/01/2023          20,268
-----------------------------------------------------------------------------------------------------------------------
     30,000   NJ EDA (NJ American Water Company)                                    5.350    06/01/2023          30,670
-----------------------------------------------------------------------------------------------------------------------
     10,000   NJ EDA (NJ American Water Company)                                    5.500    06/01/2023          10,139
-----------------------------------------------------------------------------------------------------------------------
    500,000   NJ EDA (NJ American Water Company)                                    5.950    11/01/2029         539,100
-----------------------------------------------------------------------------------------------------------------------
     15,000   NJ EDA (NJ American Water Company)                                    6.000    05/01/2036          16,341
-----------------------------------------------------------------------------------------------------------------------
    520,000   NJ EDA (NJ American Water Company)                                    6.875    11/01/2034         550,857
-----------------------------------------------------------------------------------------------------------------------
     15,000   NJ EDA (NJ Natural Gas Company)                                       5.375    08/01/2023          15,233
-----------------------------------------------------------------------------------------------------------------------
      5,000   NJ EDA (NJ Natural Gas Company)                                       5.375    08/01/2023           5,112



9 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------


PRINCIPAL                                                                                                  MARKET VALUE
   AMOUNT                                                                          COUPON      MATURITY      SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------
NEW JERSEY Continued
$  915,000   NJ EDA (NUI Corp.)                                                     5.250%   11/01/2033     $   922,942
-----------------------------------------------------------------------------------------------------------------------
    40,000   NJ EDA (NUI Corp.)                                                     5.700    06/01/2032          42,358
-----------------------------------------------------------------------------------------------------------------------
    50,000   NJ EDA (NUI Corp.)                                                     6.350    10/01/2022          52,570
-----------------------------------------------------------------------------------------------------------------------
 2,000,000   NJ EDA (Public Schools Small Project Loan Program) RITES a,w          16.696 f  09/01/2024       2,330,560
-----------------------------------------------------------------------------------------------------------------------
    10,000   NJ EDA (Public Schools Small Project Loan Program)                     5.350    08/15/2010          10,231
-----------------------------------------------------------------------------------------------------------------------
   215,000   NJ EDA (Public Schools Small Project Loan Program)                     5.400    08/15/2013         219,962
-----------------------------------------------------------------------------------------------------------------------
   620,000   NJ EDA (Public Service Electric & Gas)                                 6.400    05/01/2032         639,660
-----------------------------------------------------------------------------------------------------------------------
    25,000   NJ EDA (Rutgers University)                                            6.100    07/01/2014          25,993
-----------------------------------------------------------------------------------------------------------------------
 4,335,000   NJ EDA (RWJ Hospital/CCC/
             RWJ Health Care Corp. Obligated Group)                                 6.500    07/01/2024       4,510,134
-----------------------------------------------------------------------------------------------------------------------
   205,000   NJ EDA (Seniorcare of Hamilton)                                        8.350    11/01/2030         208,383
-----------------------------------------------------------------------------------------------------------------------
 1,500,000   NJ EDA (St. Francis Life Care Corp.)                                   5.600    10/01/2012       1,453,065
-----------------------------------------------------------------------------------------------------------------------
 2,000,000   NJ EDA (St. Francis Life Care Corp.)                                   5.750    10/01/2023       1,771,880
-----------------------------------------------------------------------------------------------------------------------
   480,000   NJ EDA (The Gill/St. Bernards School)                                  6.000    02/01/2019         492,989
-----------------------------------------------------------------------------------------------------------------------
   510,000   NJ EDA (The Gill/St. Bernards School)                                  6.000    02/01/2020         523,984
-----------------------------------------------------------------------------------------------------------------------
   545,000   NJ EDA (The Gill/St. Bernards School)                                  6.000    02/01/2021         560,734
-----------------------------------------------------------------------------------------------------------------------
   575,000   NJ EDA (The Gill/St. Bernards School)                                  6.000    02/01/2022         590,767
-----------------------------------------------------------------------------------------------------------------------
   610,000   NJ EDA (The Gill/St. Bernards School)                                  6.000    02/01/2023         626,196
-----------------------------------------------------------------------------------------------------------------------
   650,000   NJ EDA (The Gill/St. Bernards School)                                  6.000    02/01/2024         666,257
-----------------------------------------------------------------------------------------------------------------------
   690,000   NJ EDA (The Gill/St. Bernards School)                                  6.000    02/01/2025         707,257
-----------------------------------------------------------------------------------------------------------------------
 1,500,000   NJ EDA (Trigen-Trenton District Energy Company)                        6.200    12/01/2010       1,532,880
-----------------------------------------------------------------------------------------------------------------------
 1,000,000   NJ EDA (United Methodist Homes of NJ)                                  5.125    07/01/2025         889,160
-----------------------------------------------------------------------------------------------------------------------
 2,000,000   NJ EDA Retirement Community (Cedar Crest Village)                      7.250    11/15/2021       2,061,200
-----------------------------------------------------------------------------------------------------------------------
 2,100,000   NJ EDA Retirement Community (Seabrook Village)                         8.000    11/15/2015       2,193,597
-----------------------------------------------------------------------------------------------------------------------
 1,460,000   NJ EFA (Bloomfield College)                                            6.850    07/01/2030       1,484,922
-----------------------------------------------------------------------------------------------------------------------
   770,000   NJ EFA (Fairleigh Dickinson University), Series C                      6.625    07/01/2023         789,589
-----------------------------------------------------------------------------------------------------------------------
 1,290,000   NJ EFA (Fairleigh Dickinson University), Series G                      5.700    07/01/2028       1,265,761
-----------------------------------------------------------------------------------------------------------------------
 3,540,000   NJ EFA (Georgian Court College)                                        6.500    07/01/2033       3,894,354
-----------------------------------------------------------------------------------------------------------------------
    10,000   NJ EFA (Monmouth University)                                           5.625    07/01/2013          10,211
-----------------------------------------------------------------------------------------------------------------------
 2,000,000   NJ EFA (Monmouth University)                                           5.800    07/01/2022       2,117,060
-----------------------------------------------------------------------------------------------------------------------
    70,000   NJ EFA (NJ Institute of Technology)                                    6.000    07/01/2024          72,587
-----------------------------------------------------------------------------------------------------------------------
     5,000   NJ EFA (Richard Stockton State College)                                5.350    07/01/2023           5,112
-----------------------------------------------------------------------------------------------------------------------
   100,000   NJ EFA (University of Medicine and Dentistry)                          5.250    12/01/2025         105,104
-----------------------------------------------------------------------------------------------------------------------
    10,000   NJ Health Care Facilities Financing Authority
             (Allegany Health System Obligated Group)                               5.200    07/01/2018          10,235
-----------------------------------------------------------------------------------------------------------------------
    10,000   NJ Health Care Facilities Financing Authority
             (Burdette Tomlin Memorial Hospital)                                    6.500    07/01/2012          10,285
-----------------------------------------------------------------------------------------------------------------------
    25,000   NJ Health Care Facilities Financing Authority
             (Dover General Hospital & Medical Center)                              5.875    07/01/2012          25,949
-----------------------------------------------------------------------------------------------------------------------
 2,000,000   NJ Health Care Facilities Financing Authority
             (Englewood Hospital & Medical Center) RITES a                         16.867 f  08/01/2025       2,457,680

10 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND


PRINCIPAL                                                                                                  MARKET VALUE
   AMOUNT                                                                          COUPON      MATURITY      SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------
NEW JERSEY Continued
$   205,000   NJ Health Care Facilities Financing Authority
              (Jersey Shores Medical Center)                                        5.875%   07/01/2024     $   208,106
-----------------------------------------------------------------------------------------------------------------------
    260,000   NJ Health Care Facilities Financing Authority
              (JFK Medical Center)                                                  5.500    07/01/2023         265,829
-----------------------------------------------------------------------------------------------------------------------
    100,000   NJ Health Care Facilities Financing Authority
              (JFK Medical Center)                                                  5.500    07/01/2023         102,242
-----------------------------------------------------------------------------------------------------------------------
     25,000   NJ Health Care Facilities Financing Authority
              (ONP/MHC Obiligated Group)                                            5.375    07/01/2024          26,350
-----------------------------------------------------------------------------------------------------------------------
  1,000,000   NJ Health Care Facilities Financing Authority
              (Robert Wood Johnson University Hospital)                             5.750    07/01/2025       1,072,150
-----------------------------------------------------------------------------------------------------------------------
     30,000   NJ Health Care Facilities Financing Authority
              (St. Charles Riverside Medical Center)                                5.750    07/01/2014          31,130
-----------------------------------------------------------------------------------------------------------------------
    750,000   NJ Health Care Facilities Financing Authority
              (St. Joseph's Hospital & Medical Center)                              6.000    07/01/2026         831,953
-----------------------------------------------------------------------------------------------------------------------
     45,000   NJ HFA                                                                5.375    11/01/2008          45,079
-----------------------------------------------------------------------------------------------------------------------
     10,000   NJ HFA                                                                5.700    11/01/2005          10,004
-----------------------------------------------------------------------------------------------------------------------
    200,000   NJ Hsg. & Mortgage Finance Agency, Series A                           5.550    05/01/2027         209,446
-----------------------------------------------------------------------------------------------------------------------
     15,000   NJ Hsg. & Mortgage Finance Agency, Series A                           6.050    11/01/2020          15,539
-----------------------------------------------------------------------------------------------------------------------
  1,000,000   NJ Hsg. & Mortgage Finance Agency, Series A                           6.250    05/01/2028       1,046,520
-----------------------------------------------------------------------------------------------------------------------
     30,000   NJ Hsg. & Mortgage Finance Agency, Series B                           5.850    11/01/2012          32,857
-----------------------------------------------------------------------------------------------------------------------
    100,000   NJ Hsg. & Mortgage Finance Agency, Series E1                          5.750    05/01/2025         106,371
-----------------------------------------------------------------------------------------------------------------------
    220,000   NJ Hsg. & Mortgage Finance Agency, Series J                           6.200    10/01/2025         224,811
-----------------------------------------------------------------------------------------------------------------------
     35,000   NJ Hsg. & Mortgage Finance Agency, Series S                           5.950    10/01/2017          36,856
-----------------------------------------------------------------------------------------------------------------------
     90,000   NJ Hsg. & Mortgage Finance Agency, Series S                           6.000    10/01/2021          94,349
-----------------------------------------------------------------------------------------------------------------------
  1,100,000   NJ Hsg. & Mortgage Finance Agency, Series U                           5.750    04/01/2018       1,159,202
-----------------------------------------------------------------------------------------------------------------------
    685,000   NJ Sports & Exposition Authority
              (Convention Center Luxury Tax), Series A                              5.500    07/01/2022         698,769
-----------------------------------------------------------------------------------------------------------------------
     40,000   NJ Sports & Exposition Authority, Series A                            5.200    01/01/2024          40,289
-----------------------------------------------------------------------------------------------------------------------
 10,675,000   NJ Tobacco Settlement Financing Corp. (TASC)                          5.750    06/01/2032      10,111,253
-----------------------------------------------------------------------------------------------------------------------
  5,500,000   NJ Tobacco Settlement Financing Corp. (TASC)                          6.000    06/01/2037       4,931,850
-----------------------------------------------------------------------------------------------------------------------
  8,700,000   NJ Tobacco Settlement Financing Corp. (TASC)                          6.125    06/01/2042       7,864,017
-----------------------------------------------------------------------------------------------------------------------
  1,000,000   NJ Tobacco Settlement Financing Corp. (TASC)                          6.250    06/01/2043         920,380
-----------------------------------------------------------------------------------------------------------------------
     75,000   NJ Tobacco Settlement Financing Corp. (TASC)                          6.375    06/01/2032          73,452
-----------------------------------------------------------------------------------------------------------------------
 10,000,000   NJ Tobacco Settlement Financing Corp. RITES a                        10.150 f  06/01/2042       8,078,200
-----------------------------------------------------------------------------------------------------------------------
  2,500,000   NJ Transit Corp. ROLs, Series 15 a                                   11.200 f  09/15/2014       3,435,025
-----------------------------------------------------------------------------------------------------------------------
     25,000   Passaic Hsg. Authority (Multifamily)                                  5.750    11/01/2024          26,259
-----------------------------------------------------------------------------------------------------------------------
  5,155,000   Port Authority NY/NJ (Delta Air Lines)                                6.950    06/01/2008       5,169,331
-----------------------------------------------------------------------------------------------------------------------
  2,500,000   Port Authority NY/NJ (KIAC)                                           6.750    10/01/2011       2,611,350
-----------------------------------------------------------------------------------------------------------------------
  1,005,000   Port Authority NY/NJ (KIAC)                                           6.750    10/01/2019       1,028,015
-----------------------------------------------------------------------------------------------------------------------
  2,305,000   Port Authority NY/NJ, 238th Series ROLs a                            17.610 f  12/15/2032       2,711,418
-----------------------------------------------------------------------------------------------------------------------
    200,000   Port Authority NY/NJ, 94th Series                                     6.000    12/01/2014         209,166

11 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------


PRINCIPAL                                                                                                  MARKET VALUE
   AMOUNT                                                                          COUPON      MATURITY      SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------
NEW JERSEY Continued
$     30,000   Port Authority NY/NJ, 95th Series                                    6.125%   07/15/2022    $     30,904
-----------------------------------------------------------------------------------------------------------------------
      25,000   Port Authority NY/NJ, 99th Series                                    6.125    07/15/2022          25,758
-----------------------------------------------------------------------------------------------------------------------
      75,000   Readington-Lebanon Sewage Authority                                  5.250    01/01/2013          75,972
-----------------------------------------------------------------------------------------------------------------------
      20,000   Riverside Township GO                                                5.450    12/01/2010          20,030
-----------------------------------------------------------------------------------------------------------------------
     100,000   Salem County Industrial Pollution Control Financing
               Authority (Atlantic City Electric Company)                           5.600    11/01/2025         102,084
-----------------------------------------------------------------------------------------------------------------------
     150,000   Salem County Industrial Pollution Control Financing
               Authority (Public Service Electric & Gas)                            5.450    02/01/2032         152,795
-----------------------------------------------------------------------------------------------------------------------
     450,000   Salem County Industrial Pollution Control Financing
               Authority (Public Service Electric & Gas)                            6.250    06/01/2031         465,912
-----------------------------------------------------------------------------------------------------------------------
     170,000   Salem County Pollution Control Financing Authority
               (E.I. Dupont De Nemours)                                             6.125    07/15/2022         171,668
-----------------------------------------------------------------------------------------------------------------------
     280,000   Salem County Pollution Control Financing Authority
               (E.I. Dupont De Nemours)                                             6.500    11/15/2021         281,918
-----------------------------------------------------------------------------------------------------------------------
   1,100,000   Salem County Pollution Control Financing Authority
               (Public Service Electric & Gas)                                      5.750    04/01/2031       1,142,471
-----------------------------------------------------------------------------------------------------------------------
      60,000   Sayerville Water GO                                                  5.900    12/01/2007          60,810
-----------------------------------------------------------------------------------------------------------------------
      50,000   South Jersey Transit Authority (The Raytheon Company)                6.150    01/01/2022          50,512
-----------------------------------------------------------------------------------------------------------------------
      35,000   Union County Improvement Authority                                   5.400    04/01/2008          35,238
-----------------------------------------------------------------------------------------------------------------------
      35,000   Union County Utilities Authority
               (Ogden Martin Systems of Union)                                      5.350    06/01/2023          36,002
-----------------------------------------------------------------------------------------------------------------------
      25,000   Union County Utilities Authority
               (Ogden Martin Systems of Union)                                      5.375    06/01/2018          26,064
                                                                                                           ------------
                                                                                                            138,558,423

-----------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--15.6%
   1,475,000   Northern Mariana Islands, Series A                                   6.250    03/15/2028       1,513,527
-----------------------------------------------------------------------------------------------------------------------
   3,000,000   Northern Mariana Islands, Series A                                   6.750    10/01/2033       3,075,150
-----------------------------------------------------------------------------------------------------------------------
      10,000   Puerto Rico Electric Power Authority                                 6.000    07/01/2014          10,395
-----------------------------------------------------------------------------------------------------------------------
     100,000   Puerto Rico ITEMECF (Ana G. Mendez University)                       5.375    02/01/2019         103,297
-----------------------------------------------------------------------------------------------------------------------
     965,000   Puerto Rico ITEMECF (Congeneration Facilities)                       6.625    06/01/2026       1,022,263
-----------------------------------------------------------------------------------------------------------------------
   1,000,000   Puerto Rico Municipal Finance Agency RITES a                        10.157 f  08/01/2015       1,346,700
-----------------------------------------------------------------------------------------------------------------------
   6,400,000   Puerto Rico Port Authority (American Airlines), Series A             6.250    06/01/2026       5,024,384
-----------------------------------------------------------------------------------------------------------------------
     110,000   Puerto Rico Port Authority (American Airlines), Series A             6.300    06/01/2023          86,358
-----------------------------------------------------------------------------------------------------------------------
      15,000   Puerto Rico Port Authority, Series D                                 6.000    07/01/2021          15,319
-----------------------------------------------------------------------------------------------------------------------
     215,000   University of Puerto Rico, Series O                                  5.375    06/01/2030         225,520
-----------------------------------------------------------------------------------------------------------------------
   1,000,000   University of V.I. , Series A                                        6.000    12/01/2024       1,068,930
-----------------------------------------------------------------------------------------------------------------------
      40,000   University of V.I. , Series A                                        6.250    12/01/2029          43,217
-----------------------------------------------------------------------------------------------------------------------
     105,000   V.I. Hsg. Finance Authority, Series A                                6.500    03/01/2025         108,027
-----------------------------------------------------------------------------------------------------------------------
   5,000,000   V.I. Public Finance Authority (Hovensa Coker)                        6.500    07/01/2021       5,408,900
-----------------------------------------------------------------------------------------------------------------------
     110,000   V.I. Public Finance Authority, Series A                              6.125    10/01/2029         123,277
-----------------------------------------------------------------------------------------------------------------------
   1,515,000   V.I. Public Finance Authority, Series A                              6.375    10/01/2019       1,714,904

12 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND


PRINCIPAL                                                                                                   MARKET VALUE
   AMOUNT                                                                          COUPON      MATURITY       SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS Continued
$  300,000  V.I. Public Finance Authority, Series E                                  5.875%   10/01/2018    $    308,121
------------------------------------------------------------------------------------------------------------------------
 2,500,000  V.I. Public Finance Authority, Series E                                  6.000    10/01/2022       2,548,525
------------------------------------------------------------------------------------------------------------------------
   290,000  V.I. Water & Power Authority                                             5.300    07/01/2018         292,607
------------------------------------------------------------------------------------------------------------------------
   175,000  V.I. Water & Power Authority                                             5.300    07/01/2021         173,754
                                                                                                           -------------
                                                                                                              24,213,175

------------------------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENTS, AT VALUE (COST $158,117,051)--105.0%                                                     162,771,598
------------------------------------------------------------------------------------------------------------------------
 LIABILITIES IN EXCESS OF OTHER ASSETS--(5.0)                                                                 (7,807,155)
                                                                                                           -------------
 NET ASSETS--100.0%                                                                                         $154,964,443
                                                                                                           =============

FOOTNOTES TO STATEMENT OF INVESTMENTS
a. Identifies issues considered to be illiquid. See Note 5 of Notes to Financial Statements.
f. Represents the current interest rate for a variable rate bond known as an "inverse floater". See Note 1 of Notes to Financial Statements.
w. When-issued security to be delivered and settled after January 31, 2004.
See Note 1 of Notes to Financial Statements.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

CCC      Continuing Care Center
EDA      Economic Development Authority
EFA      Educational Facilities Authority
GO       General Obligation
HFA      Housing Finance Agency
ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JFK      John Fitzgerald Kennedy
MHC      Meridian Hospitals Corp.
NY/NJ    New York/New Jersey
ONP      Ocean Nursing Pavillion, Inc.
RITES    Residual Interest Tax Exempt Security
ROLs     Residual Option Longs
RWJ      Robert Wood Johnson
TASC     Tobacco Settlement Asset-Backed Bonds
V.I.     United States Virgin Islands




--------------------------------------------------------------------------------
 INDUSTRY CONCENTRATIONS  January 31, 2004

 DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

 INDUSTRY                                        MARKET VALUE           PERCENT
--------------------------------------------------------------------------------
 Tobacco Settlements                              $31,979,152             19.7%
 Higher Education                                  26,711,907             16.4
 Airlines                                          21,595,616             13.3
 Hospital/Health Care                              11,654,345              7.2
 Adult Living Facilities                           10,575,080              6.5
 Electric Utilities                                 8,766,664              5.4
 Pollution Control                                  8,365,408              5.1
 Education                                          6,728,937              4.1
 Gas Utilities                                      5,190,695              3.2
 Resource Recovery                                  4,750,509              2.9
 Sales Tax Revenue                                  4,694,827              2.9
 Marine/Aviation Facilities                         4,587,836              2.8
 General Obligation                                 4,441,880              2.7
 Municipal Leases                                   3,490,632              2.1
 Special Tax                                        2,726,750              1.7
 Single Family Housing                              1,656,102              1.0
 Water Utilities                                    1,566,642              1.0
 Multifamily Housing                                1,515,186              0.9

13 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 INDUSTRY CONCENTRATIONS Continued

 INDUSTRY                                            MARKET VALUE      PERCENT
--------------------------------------------------------------------------------
 Student Loans                                       $    902,874        0.6%
 Sports Facility Revenue                                  739,058        0.5
 Sewer Utilities                                           80,986         --
 Manufacturing, Durable Goods                              50,512         --
                                                     ------------------------
 Total                                               $162,771,598      100.0%
                                                     ========================



--------------------------------------------------------------------------------
 SUMMARY OF RATINGS  January 31, 2004 / Unaudited

 DISTRIBUTION OF INVESTMENTS BY RATING CATEGORY, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

 RATING                                                                 PERCENT
--------------------------------------------------------------------------------
 AAA                                                                       15.1%
 AA                                                                         2.0
 A                                                                         10.7
 BBB                                                                       50.0
 BB                                                                         2.4
 B                                                                         10.1
 CCC                                                                        3.2
 CC                                                                         0.0
 C                                                                          0.0
 D                                                                          0.0
 Not Rated                                                                  6.5
                                                                         -------
 Total                                                                    100.0%
                                                                         =======


Bonds rated by any nationally recognized statistical rating organization are included in the equivalent Standard & Poor's rating category. As a general matter, unrated bonds may be backed by mortgage liens or equipment liens on the underlying property, and also may be guaranteed. Bonds which are backed by a letter of credit or by other financial institutions or agencies may be assigned an investment-grade rating by the Manager, which reflects the quality of the guarantor, institution or agency. Unrated bonds may also be assigned a rating when the issuer has rated bonds outstanding with comparable credit characteristics, or when, in the opinion of the Manager, the bond itself possesses credit characteristics which allow for rating. The unrated bonds in the portfolio are predominantly smaller issuers which have not applied for a bond rating. Only those unrated bonds which subsequent to purchase have not been designated investment grade by the Manager are included in the "Not Rated" category.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


14 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------


 January 31, 2004
-------------------------------------------------------------------------------------------
 ASSETS

 Investments, at value (cost $158,117,051)--see accompanying statement       $162,771,598
-------------------------------------------------------------------------------------------
 Cash                                                                             652,474
-------------------------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold                                                               8,321,422
 Interest                                                                       2,306,968
 Shares of beneficial interest sold                                             1,035,016
 Other                                                                              5,264
                                                                           ----------------
 Total assets                                                                 175,092,742

-------------------------------------------------------------------------------------------
 LIABILITIES

 Payables and other liabilities:
 Notes payable to bank (interest rate 1.8125% at January 31, 2004)             15,200,000
 Investments purchased (including $2,307,200 purchased on a when-issued
 basis)                                                                         4,404,486
 Shares of beneficial interest redeemed                                           318,272
 Dividends                                                                         98,938
 Shareholder communications                                                        56,723
 Distribution and service plan fees                                                18,823
 Trustees' compensation                                                            18,104
 Transfer and shareholder servicing agent fees                                      6,966
 Other                                                                              5,987
                                                                             --------------
 Total liabilities                                                             20,128,299


-------------------------------------------------------------------------------------------
 NET ASSETS                                                                  $154,964,443
                                                                             ==============


-------------------------------------------------------------------------------------------
 COMPOSITION OF NET ASSETS

 Paid-in capital                                                             $153,908,696
-------------------------------------------------------------------------------------------
 Accumulated net investment income                                              1,043,551
-------------------------------------------------------------------------------------------
 Accumulated net realized loss on investments                                  (4,642,351)
-------------------------------------------------------------------------------------------
 Net unrealized appreciation on investments                                     4,654,547
                                                                             --------------
 NET ASSETS                                                                  $154,964,443
                                                                             ==============


15 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES  Unaudited / Continued
--------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------
 NET ASSET VALUE PER SHARE
 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $80,164,910 and 7,094,111 shares of beneficial interest outstanding)                   $11.30
 Maximum offering price per share (net asset value plus sales charge of 4.75% of
 offering price)                                                                        $11.86
-----------------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $53,582,408
 and 4,736,718 shares of beneficial interest outstanding)                               $11.31
-----------------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $21,217,125
 and 1,876,424 shares of beneficial interest outstanding)                               $11.31

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


16 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------


 For the Six Months Ended January 31, 2004
-------------------------------------------------------------------------------------------------
 INVESTMENT INCOME

 Interest                                                                            $ 4,860,211

-------------------------------------------------------------------------------------------------
 EXPENSES

 Management fees                                                                         414,240
-------------------------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                                  50,221
 Class B                                                                                 224,008
 Class C                                                                                  82,989
-------------------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                                  21,148
 Class B                                                                                  14,941
 Class C                                                                                   6,191
-------------------------------------------------------------------------------------------------
 Shareholder communications:
 Class A                                                                                  13,313
 Class B                                                                                   9,581
 Class C                                                                                   3,513
-------------------------------------------------------------------------------------------------
 Interest expense                                                                         47,665
-------------------------------------------------------------------------------------------------
 Custodian fees and expenses                                                               4,952
-------------------------------------------------------------------------------------------------
 Trustees' compensation                                                                    3,406
-------------------------------------------------------------------------------------------------
 Other                                                                                    21,086
                                                                                    -------------
 Total expenses                                                                          917,254
 Less reduction to custodian expenses                                                       (689)
 Less waiver of management fees                                                         (138,081)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class A            (182)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class B             (44)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class C             (48)
                                                                                    -------------
 Net expenses                                                                            778,210

-------------------------------------------------------------------------------------------------
 NET INVESTMENT INCOME                                                                 4,082,001

-------------------------------------------------------------------------------------------------
 REALIZED AND UNREALIZED GAIN (LOSS)

 Net realized loss on investments                                                       (165,771)
-------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation) on investments                   9,999,795

-------------------------------------------------------------------------------------------------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                $13,916,025
                                                                                     ============



 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


17 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                       SIX MONTHS             YEAR
                                                                                            ENDED            ENDED
                                                                                 JANUARY 31, 2004         JULY 31,
                                                                                      (UNAUDITED)             2003
-------------------------------------------------------------------------------------------------------------------
 OPERATIONS

 Net investment income                                                               $  4,082,001     $  6,811,963
-------------------------------------------------------------------------------------------------------------------
 Net realized gain (loss)                                                                (165,771)       5,404,061
-------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation)                                   9,999,795      (11,332,800)
                                                                                     ------------------------------
 Net increase in net assets resulting from operations                                  13,916,025          883,224

-------------------------------------------------------------------------------------------------------------------
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS

 Dividends from net investment income:
 Class A                                                                               (2,026,889)      (3,131,845)
 Class B                                                                               (1,256,337)      (2,226,464)
 Class C                                                                                 (466,484)        (828,541)

-------------------------------------------------------------------------------------------------------------------
 BENEFICIAL INTEREST TRANSACTIONS

 Net increase in net assets resulting from beneficial interest transactions:
 Class A                                                                               13,138,808       17,051,804
 Class B                                                                                3,039,282        5,059,679
 Class C                                                                                2,099,699        5,855,389

-------------------------------------------------------------------------------------------------------------------
 NET ASSETS

 Total increase                                                                        28,444,104       22,663,246
-------------------------------------------------------------------------------------------------------------------
 Beginning of period                                                                  126,520,339      103,857,093
                                                                                     ------------------------------
 End of period (including accumulated net investment income
 of $1,043,551 and $711,260, respectively)                                           $154,964,443     $126,520,339
                                                                                     ==============================



 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


18 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------



                                                      SIX MONTHS                                                             YEAR
                                                           ENDED                                                            ENDED
                                                JANUARY 31, 2004                                                         JULY 31,
CLASS A                                              (UNAUDITED)         2003          2002        2001         2000         1999
-----------------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA

 Net asset value, beginning of period                     $10.51       $10.99        $10.89      $10.36       $11.21       $11.58
-----------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                       .34          .67           .53         .55          .53          .55
 Net realized and unrealized gain (loss)                     .77         (.52)          .08         .51         (.82)        (.36)
                                                         --------------------------------------------------------------------------
 Total from investment operations                           1.11          .15           .61        1.06         (.29)         .19
-----------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions
 to shareholders:
 Dividends from net investment income                       (.32)        (.63)         (.51)       (.53)        (.55)        (.55)
 Distributions from net realized gain                         --           --            --          --         (.01)        (.01)
                                                         --------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                            (.32)        (.63)         (.51)       (.53)        (.56)        (.56)
-----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                           $11.30       $10.51        $10.99      $10.89       $10.36       $11.21
                                                         ==========================================================================

-----------------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 1                        10.70%        1.21%         5.79%      10.42%       (2.47)%       1.57%

-----------------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)                $80,165      $61,825       $47,305     $39,185      $31,937      $42,289
-----------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                       $69,423      $54,811       $42,809     $35,710      $35,286      $38,999
-----------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                      6.27%        6.24%         4.88%       5.08%        5.26%        4.71%
 Total expenses                                             0.95%        1.02%         0.84%       0.87%        1.09%        1.10%
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                                         0.75%        0.82% 3       0.63% 3     0.67% 3      0.79% 3      0.63% 3
-----------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                      19%          93%           26%         27%         101%          70%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Excludes interest expense.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


19 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------




                                                      SIX MONTHS                                                             YEAR
                                                           ENDED                                                            ENDED
                                                JANUARY 31, 2004                                                         JULY 31,
CLASS B                                              (UNAUDITED)         2003          2002        2001         2000         1999
-----------------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA

 Net asset value, beginning of period                     $10.52       $11.00        $10.90      $10.37       $11.21       $11.58
-----------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                       .30          .59           .45         .47          .47          .47
 Net realized and unrealized gain (loss)                     .77         (.53)          .08         .51         (.83)        (.37)
                                                         --------------------------------------------------------------------------
 Total from investment operations                           1.07          .06           .53         .98         (.36)         .10
-----------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions
 to shareholders:
 Dividends from net investment income                       (.28)        (.54)         (.43)       (.45)        (.47)        (.46)
 Distributions from net realized gain                         --           --            --          --         (.01)        (.01)
                                                         --------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                            (.28)        (.54)         (.43)       (.45)        (.48)        (.47)
-----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                           $11.31       $10.52        $11.00      $10.90       $10.37       $11.21
                                                         ==========================================================================

-----------------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 1                        10.27%        0.46%         4.99%       9.58%       (3.11)%       0.81%

-----------------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)                $53,582      $46,912       $43,888     $39,164      $35,338      $44,322
-----------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                       $49,434      $45,226       $41,532     $36,447      $38,064      $39,842
-----------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                      5.53%        5.46%         4.12%       4.34%        4.50%        3.96%
 Total expenses                                             1.71%        1.78%         1.60%       1.62%        1.85%        1.85%
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                                         1.51%        1.58% 3       1.39% 3     1.42% 3      1.55% 3      1.38% 3
-----------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                      19%          93%           26%         27%         101%          70%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Excludes interest expense.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


20 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND



                                                      SIX MONTHS                                                             YEAR
                                                           ENDED                                                            ENDED
                                                JANUARY 31, 2004                                                         JULY 31,
CLASS C                                              (UNAUDITED)         2003          2002        2001         2000         1999
-----------------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA

 Net asset value, beginning of period                     $10.51       $10.99        $10.89      $10.36       $11.21       $11.58
-----------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                       .30          .59           .44         .47          .46          .46
 Net realized and unrealized gain (loss)                     .78         (.53)          .09         .51         (.83)        (.36)
                                                         --------------------------------------------------------------------------
 Total from investment operations                           1.08          .06           .53         .98         (.37)         .10
-----------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions
 to shareholders:
 Dividends from net investment income                       (.28)        (.54)         (.43)       (.45)        (.47)        (.46)
 Distributions from net realized gain                         --           --            --          --         (.01)        (.01)
                                                         --------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                            (.28)        (.54)         (.43)       (.45)        (.48)        (.47)
-----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                           $11.31       $10.51        $10.99      $10.89       $10.36       $11.21
                                                         ==========================================================================

-----------------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 1                        10.37%        0.45%         4.99%       9.59%       (3.20)%       0.81%

-----------------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)                $21,217      $17,784       $12,664      $8,622       $7,142       $9,732
-----------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                       $18,319      $16,770       $ 9,831      $7,301       $8,198       $8,483
-----------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                      5.52%        5.49%         4.10%       4.33%        4.51%        3.96%
 Total expenses                                             1.72%        1.78%         1.60%       1.62%        1.85%        1.85%
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                                         1.52%        1.58% 3       1.39% 3     1.42% 3      1.55% 3      1.38% 3
-----------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                      19%          93%           26%         27%         101%          70%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Excludes interest expense.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

21 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES
 Oppenheimer New Jersey Municipal Fund (the Fund) is a separate series of Oppenheimer Multi-State Municipal Trust, a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek as high a level of current interest income exempt from federal and New Jersey income taxes for individual investors as is consistent with preservation of capital. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.
    The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
 SECURITIES VALUATION. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective foreign exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
 SECURITIES ON A WHEN ISSUED OR FORWARD COMMITMENT BASIS. Delivery and payment for securities that have been purchased by the Fund on a when issued basis can take place a month or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains segregated


22 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND
 assets with a market value equal to or greater than the amount of its commitments. These transactions of securities on a when issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. As of January 31, 2004, the Fund had entered into when issued purchase commitments or forward commitments of $2,307,200.
--------------------------------------------------------------------------------
 INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund intends to invest no more than 20% of its total assets in inverse floaters. Inverse floaters amount to $20,359,583 as of January 31, 2004. Including the effect of leverage, inverse floaters represent 18.89% of the Fund's total assets as of January 31, 2004.
--------------------------------------------------------------------------------
 SECURITY CREDIT RISK. There are certain risks arising from geographic concentration in any State. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.
--------------------------------------------------------------------------------
 ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
 FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.
    As of January 31, 2004, the Fund had available for federal income tax purposes an estimated unused capital loss carryforward of $4,642,354 expiring by 2010. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended January 31, 2004 and the year ended July 31, 2003, the Fund used $0 and $5,100,207, respectively, of carryforward to offset capital gains realized.

 As of July 31, 2003, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

                              EXPIRING
                              ----------------------
                              2009        $2,925,051
                              2010         1,551,532
                                          ----------
                              Total       $4,476,583
                                          ==========

23 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES Continued
 TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended January 31, 2004, the Fund's projected benefit obligations were increased by $1,363 and payments of $1,575 were made to retired trustees, resulting in an accumulated liability of $14,867 as of January 31, 2004.
    The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or are invested in other Oppenheimer funds selected by the Trustee. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.
--------------------------------------------------------------------------------
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.
--------------------------------------------------------------------------------
 INVESTMENT INCOME. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
 EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
 SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
 OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.



24 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

--------------------------------------------------------------------------------
 2. SHARES OF BENEFICIAL INTEREST
 The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                        SIX MONTHS ENDED JANUARY 31, 2004          YEAR ENDED JULY 31, 2003
                                SHARES             AMOUNT          SHARES            AMOUNT
---------------------------------------------------------------------------------------------
 CLASS A
 Sold                        1,696,287        $18,337,451       2,447,732      $ 26,349,769
 Dividends and/or
 distributions reinvested      102,446          1,114,169         170,097         1,828,108
 Redeemed                     (589,210)        (6,312,812)     (1,039,182)      (11,126,073)
                             ----------------------------------------------------------------
 Net increase                1,209,523        $13,138,808       1,578,647      $ 17,051,804
                             ================================================================

---------------------------------------------------------------------------------------------
 CLASS B
 Sold                          736,166        $ 7,971,320       1,364,294      $ 14,637,609
 Dividends and/or
 distributions reinvested       67,709            737,488         120,251         1,294,316
 Redeemed                     (527,434)        (5,669,526)     (1,014,950)      (10,872,246)
                             ----------------------------------------------------------------
 Net increase                  276,441        $ 3,039,282         469,595      $  5,059,679
                             ================================================================

---------------------------------------------------------------------------------------------
 CLASS C
 Sold                          463,739        $ 5,111,222         918,241      $  9,916,702
 Dividends and/or
 distributions reinvested       24,217            263,769          43,360           466,291
 Redeemed                     (303,095)        (3,275,292)       (422,140)       (4,527,604)
                             ----------------------------------------------------------------
 Net increase                  184,861        $ 2,099,699         539,461      $  5,855,389
                             ================================================================

--------------------------------------------------------------------------------
 3. PURCHASES AND SALES OF SECURITIES
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended January 31, 2004, were $33,634,440 and $23,388,054, respectively.

--------------------------------------------------------------------------------
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at annual rate of 0.60% of the first $200 million of average annual net assets, 0.55% of the next $100 million, 0.50% of the next $200 million, 0.45% of the next $250 million, 0.40% of the next $250 million, and 0.35% of average annual net assets in excess of $1 billion. The Manager has voluntary agreed to waive a portion of its management fee so the management fees will not exceed 0.40% of average annual net assets for each class of shares. This voluntary undertaking is expected to remain in effect indefinitely, however it may be amended or withdrawn by the Manager at any time without notice to shareholders.
--------------------------------------------------------------------------------
 TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended January 31, 2004, the Fund paid $42,018 to OFS for services to the Fund.



25 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes, up to an annual rate of 0.35% of average net assets per class. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.
--------------------------------------------------------------------------------
 SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.15% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions for personal services and account maintenance services they provide for their customers who hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.
--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate the Distributor for its services in connection with the distribution of these shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares. The Distributor also receives a service fee of 0.15% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or the asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at January 31, 2004 for Class B and Class C shares was $1,800,387 and $318,562, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.
--------------------------------------------------------------------------------
 SALES CHARGES. Front-end sales charges and contingent deferred sales charges
 (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.


26 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

                                         CLASS A         CLASS B         CLASS C
                         CLASS A      CONTINGENT      CONTINGENT      CONTINGENT
                       FRONT-END        DEFERRED        DEFERRED        DEFERRED
                   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
 SIX MONTHS          RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
 ENDED               DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
--------------------------------------------------------------------------------
 January 31, 2004        $44,097             $--         $40,889          $2,201


--------------------------------------------------------------------------------
 5. ILLIQUID SECURITIES
 As of January 31, 2004, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of January 31, 2004 was $20,359,583, which represents 13.14% of the Fund's net assets.

--------------------------------------------------------------------------------
 6. BANK BORROWINGS
 The Fund may borrow up to one third of its total assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement which enables it to participate with certain other Oppenheimer funds in a committed, unsecured line of credit with a bank, which permits borrowings up to $540 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.75%. The rate of 0.625% was effective from August 1, 2003 to November 8, 2003; thereafter, the rate is the Federal Funds Rate plus 0.75%. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.09% per annum.
    The Fund had borrowings outstanding of $15,200,000 at January 31, 2004 at an interest rate of 1.8125%. For the six months ended January 31, 2004, the average monthly loan balance was $5,362,764 at an average daily interest rate of 1.721%. The Fund had gross borrowings and gross loan repayments of $51,600,000 and $42,400,000, respectively, during the six months ended January 31, 2004. The maximum amount of borrowings outstanding at any month-end was $15,200,000. The Fund paid commitment fees of $590 and interest of $47,075 during the six months ended January 31, 2004.


27 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

--------------------------------------------------------------------------------
PORTFOLIO PROXY VOTING
POLICIES AND PROCEDURES  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Fund's Form N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.



28 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

ITEM 2.  CODE OF ETHICS

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

         The Board of Trustees of the Fund has determined that Edward V. Regan, the Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Mr. Regan as the Audit Committee's financial expert. Mr. Regan is an "independent" Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

         Not applicable to semiannual reports.

ITEM 5.  NOT APPLICABLE

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  NOT APPLICABLE

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

         At a meeting of the Board of Trustees of the registrant held on February 18, 2004, the Board adopted (1) a policy that, should the Board determine that a vacancy exists or is likely to exist on the Board, the Governance Committee of the Board, which is comprised entirely of independent trustees, shall consider any candidates for Board membership recommended by the registrant's security holders and (2) a policy that security holders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., Two World Financial Center, 225 Liberty Street - 11th Floor, New York, NY 10281-1008, to the attention of the Chair of the Governance Committee. Prior to February 18, 2004, the Board did not have a formalized policy with respect to consideration of security holder nominees or a procedure by which security holders may make their submissions. In addition to security holder nominees, the Governance Committee may also consider nominees recommended by independent Board members or recommended by any other Board members and is authorized under its Charter, upon Board approval, to retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Governance Committee may also obtain legal, financial, or other external counsel that may be necessary or desirable in the screening process.

ITEM 10.  CONTROLS AND PROCEDURES

         (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of January 31, 2004, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

          (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

(A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)

(B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)